Net Loss Per Share Applicable to Common Shareholders (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth the computation of loss per share for the three and six months ended June 30, 2022, and 2021, respectively:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2022	2021	2022	2021
Numerator:
Net loss applicable to common shareholders	$(3,885,677)	$(1,523,769)	$(7,610,563)	$(4,278,721)

Denominator:
Weighted average common shares outstanding	221,523,073	201,678,218	217,634,736	194,455,386

Net loss per share:
Basic and diluted	$(0.02)	$(0.01)	$(0.03)	$(0.02)

The following table sets forth the computation of loss per share for the years ended December 31, 2021 and 2020, respectively:

	For the Years Ended
	December 31,
	2021	2020
Numerator:
Net loss applicable to common shareholders	$(11,226,366)	$(2,936,129)

Denominator:
Weighted average common shares outstanding	203,000,201	105,177,272

Net loss per share:
Basic and diluted	$(0.06)	$(0.03)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	For the Six Months Ended
	June 30,
	2022	2021
Common stock options	16,354,961	11,696,211
Common stock purchase warrants	33,290,673	12,600,000
Convertible Preferred Stock Series C	4,362,575	8,150,705
Accrued interest on Preferred Stock	480,056	376,803
Potentially dilutive securities	54,488,265	32,823,719
As of December 31, 2021 and 2020, the following shares were issuable and excluded from the calculation of diluted loss:
	December 31,
	2021	2020
Convertible Notes	-	79,475,904
Options	18,746,211	13,453,879
Warrants	29,820,000	-
Preferred Stock	17,382,575	-
Accrued Interest	872,160	92,253
Total	66,820,946	93,022,036